Cover	Aug. 31, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A amends the Form 8-K that the Company filed on September 5, 2023 solely to include the written notice from NYSE American LLC as an exhibit to the Form 8-K.
Document Period End Date	Aug. 31, 2023
Entity File Number	001-41368
Entity Registrant Name	1847 Holdings LLC
Entity Central Index Key	0001599407
Entity Tax Identification Number	38-3922937
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	590 Madison Avenue
Entity Address, Address Line Two	21st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	417-9800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	EFSH
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false